Right-of-use assets, long-term financial assets and lease liabilities (Tables)	9 Months Ended
Sep. 30, 2022
Right-of-use assets, long-term financial assets and lease liabilities
Schedule of the movements in the net value book value of right-of-use assets

		Office	IT
in CHF thousands	Buildings	Equipment	Equipment	Total
Balance as of December 31, 2021	2,776	98	40	2,914
Depreciation	(395)	(17)	(11)	(423)
Balance as of September 30, 2022	2,381	81	29	2,491

Schedule of impact on condensed consolidated statements of income/(loss) and cash flows

	For the Three Months
	Ended September 30,
in CHF thousands	2022	2021
Statements of income/(loss)
Depreciation of right-of-use assets	142	141
Interest expense on lease liabilities	17	17
Expense for short-term leases and leases of low value	212	231
Total	371	389

Statements of cash flows
Total cash outflow for leases	371	389

	For the Nine Months
	Ended September 30,
in CHF thousands	2022	2021
Statements of income/(loss)
Depreciation of right-of-use assets	423	367
Interest expense on lease liabilities	53	47
Expense for short-term leases and leases of low value	559	587
Total	1,035	1,001

Statements of cash flows
Total cash outflow for leases	1,037	1,001

Schedule of contractual undiscounted cash flows for lease obligations

As of
in CHF thousands	September 30, 2022
Less than one year	638
1-3 years	1,238
3-5 years	748
Total	2,624